Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
16.	Subsequent Events

The Company evaluated subsequent events through the date the unaudited consolidated financial statements were available to be issued as follows:

On April 7, 2014, the Company entered into a consulting agreement with Undiscovered Equities, Inc., whereby Undiscovered Equities will provide certain advisory services to the Company. The consulting agreement became effective on April 8, 2014 and terminated on May 7, 2014. In connection with the services, the Company will pay to Undiscovered Equities, Inc. a one-time cash fee of $7,500 and a one-time issuance of 50,000 restricted shares of the Company's Common Stock.

On April 11, 2014, the Company entered into an advisory agreement with PBNJ Advisors, Inc., whereby PBNJ Advisors will provide certain advisory services to the Company. The advisory agreement became effective on April 11, 2014 and will terminate on December 31, 2014, provided that the term may be extended by mutual agreement of the parties. In connection with the services, the Company will pay to PBNJ Advisors: (i) a monthly cash payment of $5,600, for an aggregate annual payment of $67,200, with such monthly payments to commence retroactively as of January 1, 2014, (ii) a one-time issuance of 50,000 shares of restricted Common Stock of the Company, (iii) a one-time grant of warrants to purchase 100,000 shares of Common Stock, exercisable for a period of 3 years at a price of $2.00 per share, and (iv) up to $400 a month for health insurance. The advisory agreement shall terminate upon (i) the expiration of the term, or (ii) by the Company for cause.

On April 11, 2014, Mr. Nicholas Koutsivitis submitted his resignation as the Company's Treasurer, effective immediately following filing the Company's Annual Report. As a result, Mr. Goldstein was appointed, and will assume the role of Treasurer effective immediately following the filing of the Company's Annual Report.

18.	Subsequent Events

The Company evaluated subsequent events through the date the consolidated financial statements were available to be issued as follows:

Sale of common stock:

On October 8, 2013, the Company commenced an offering of up to $5,000,000 representing 4,000,000 Units for $1.25 per unit. Each Unit consists of: (i) one share of Company common stock, par value $ 0.001 per share and (ii) a warrant to purchase one share of Common Stock. The Warrants may be exercised until October 31, 2016 at an exercise price of $2.50 per Warrant Share. The Company may, in its sole discretion, increase the size of the offering up to an additional $750,000. There is no minimum amount that must be raised prior to closing. The terms of the Offering, as amended, provide that the Offering will terminate on the earlier of the sale of the maximum offering amount or February 28, 2014, unless extended by the Company for an additional three (3) thirty (30) day periods. On February 28, 2014, the Company exercised the first thirty day extension. The Offering is being made pursuant to Rule 506(c) of Regulation D of the Securities Act of 1933, as amended and the JOBS Act.

From  December 20, 2013 through April 14, 2014 , the Company closed on an aggregate amount of $870,000 from 31 accredited investors and will issue an aggregate of 696,000 shares of common stock and 696,000 warrants in connection with such closings.

Issuance of notes payable:

In February 2014, the Company entered into an unsecured convertible promissory note totaling $50,000 bearing interest at 10% per annum. The note was due on the closing of the Company's current private placement offering and has been repaid in full.

In February 2014, the Company entered into a promissory note totaling $25,000 bearing interest at 3.25% per annum. The note was due on March 29, 2014 and has been repaid in full.

Sale of Vehicles:

During January 2014, the Company sold two vehicles totaling $77,390.

Promissory Notes

At December 31, 2013, the Company had three secured promissory notes totaling $37,500 in default. At January 23, 2014, the Company reached settlements with the promissory note holders. The Company satisfied its obligations under such promissory notes by issuing 75,000 shares of its common stock as well as 9,375 warrants. The fair value attributed to the consideration given by the Company to satisfy such obligations was based on the pricing of its subscription agreement (which are priced at $1.25 per share including the warrant) which is contemporaneous to this transaction. The excess of the fair value of the consideration given by the Company, which amounted to $93,750, over the carrying value of the promissory notes and related interest payable, which amounted to $42,852, will be recognized as interest expense in its 2014 financial statements.

Promissory Notes - Related Party

At December 31, 2013, the Company had a secured promissory note totaling $12,500 with Chord Advisors, LLC that was in default. At January 23, 2014, the Company reached a settlement with the promissory note holder. The Company satisfied its obligations under such promissory notes by issuing 25,000 shares of its common stock as well as 3,125 warrants. The fair value attributed to the consideration given by the Company to satisfy such obligations was based on the pricing of its subscription agreement (which are priced at $1.25 per share including the warrants) which is contemporaneous to this transaction. The excess of the fair value of the consideration given by the Company, which amounted to $31,250, over the carrying value of the promissory notes and related interest payable, which amounted to $14,002, will be recognized as interest expense in its 2014 financial statements.

Others

On April 7, 2014, the Company entered into a consulting agreement with Undiscovered Equities, Inc., whereby Undiscovered Equities will provide certain advisory services to the Company. The consulting agreement became effective on April 8, 2014 and will terminate on May 7, 2014, provided that the term may be extended by mutual agreement of the parties. In connection with the services, the Company will pay to Undiscovered Equities, Inc. a one-time cash fee of $7,500 and a one-time issuance of 50,000 restricted shares of the Company's common stock.

On April 11, 2014, the Company entered into an advisory agreement with PBNJ Advisors, Inc., whereby PBNJ Advisors will provide certain advisory services to the Company. The advisory agreement became effective on April 11, 2014 and will terminate on December 31, 2014, provided that the term may be extended by mutual agreement of the parties. In connection with the services, the Company will pay to PBNJ Advisors: (i) a monthly cash payment of $5,600, for an aggregate annual payment of $67,200, with such monthly payments to commence retroactively as of January 1, 2014, (ii) a one-time issuance of 50,000 shares of restricted common stock of the Company, (iii) a one-time grant of warrants to purchase 100,000 shares of common stock, exercisable for a period of 3 years at a price of $2.00 per share, and (iv) up to $400 a month for health insurance. The advisory agreement shall terminate upon (i) the expiration of the term, or (ii) by the Company for cause.

On April 11, 2014, Mr. Nicholas Koutsivitis submitted his resignation as the Company's Treasurer, effective immediately following filing this Annual Report. As a result, Mr. Goldstein was appointed, and will assume the role of Treasurer effective immediately following the filing of this Annual Report.